Revenue and other income - Disclosure of change in deferred revenue and collaboration liabilities (Details) € in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2023 EUR (€) target_option	Jun. 30, 2024 EUR (€) preclinicalMolecule	Jun. 30, 2023 EUR (€)
Agreement with Sanofi, 2022
Collaboration Liabilities, Roll Forward [Abstract]
Payments for target options	€ 5,000
Number of target options | target_option	2
Payments for research work	€ 1,500
Agreements with Sanofi for NK Cell engages
Collaboration Liabilities, Roll Forward [Abstract]
Payments for target options		€ 5,000
Number of target options | target_option	2
Number of preclinical molecules | preclinicalMolecule		2
Revenues from contract liabilities, period		3 years
Payments for research work	€ 1,700	€ 1,500
Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period		10,481	€ 14,481
Revenue for the six months period/Deductions		(3,396)	(9,675)
Contract liabilities at end of period		6,915	11,024
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period		10,481	14,481
Contract liabilities at end of period		6,915	11,024
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period		5,156	14,481
Revenue for the six months period/Deductions		(2,994)	(9,503)
Transfer from / (to) collaboration liabilities		(172)	(283)
Contract liabilities at end of period		1,990	4,695
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period		5,156	14,481
Contract liabilities at end of period		1,990	4,695
Deferred revenue | Agreement with Sanofi, 2022
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period		5,327	0
Increase in deferred revenue/Additions		0	6,500
Revenue for the six months period/Deductions		(402)	(172)
Contract liabilities at end of period		4,925	6,328
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period		5,327	0
Contract liabilities at end of period		4,925	6,328
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period		52,677	63,211
Contract liabilities at end of period		52,149	56,058
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period		52,677	63,211
Additions		1,891	283
Deductions		(2,419)	(7,436)
Contract liabilities at end of period		€ 52,149	€ 56,058